Other Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Summary of Other Reserves

Other reserves consists of the following (in thousands):

	Changes in ownership	Share based payments	Cashflow hedge reserve	Merger relief reserve	Time value reserve	Other	Total other reserves
At January 1, 2020	$(8,666)	$86,345	$(2,949)	$396,014	$—	$(101,469)	$369,275
Movement in cash flow hedge reserve	-	-	13,385	-	2,552	-	15,937
Gain transferred to the cost of inventory	-	-	(1,213)	-	-	-	(1,213)
Shares issued - acquisition of a subsidiary	-	-	-	4,808	-	-	4,808
Remeasurement loss on severance plan	-	-	-	-	-	(24)	(24)
Share-based payment - reverse vesting shares	-	26,092	-	-	-	-	26,092
Share-based payment - equity-settled	-	52,690	-	-	-	-	52,690
At December 31, 2020	(8,666)	165,127	9,223	400,822	2,552	(101,493)	467,565
Movement in cash flow hedge reserve	-	-	(24,776)	-	(2,552)	-	(27,328)
Loss transferred to the cost of inventory	-	-	2,066	-	-	-	2,066
Share-based payment - reverse vesting shares	-	(24,486)	-	-	-	-	(24,486)
Share-based payment - equity-settled	-	61,282	-	-	-	-	61,282
Non-controlling interest put option	-	-	-	-	-	(150,070)	(150,070)
Farfetch China Holdings Ltd put call option	-	-	-	-	-	(744,163)	(744,163)
Capital contribution from non-controlling interests	-	-	-	-	-	488,863	488,863
Acquisition of non-controlling interest	-	-	-	-	-	(11,613)	(11,613)
Other	-	-	-	-	-	(2,596)	(2,596)
At December 31, 2021	(8,666)	201,923	(13,487)	400,822	-	(521,072)	59,520
Movement in cash flow hedge reserve	-	-	(8,711)	-	-	-	(8,711)
Gain transferred to the cost of inventory	-	-	(844)	-	-	-	(844)
Share-based payment - reverse vesting shares	-	34,620	-	-	-	-	34,620
Share-based payment - equity-settled	-	88,375	-	-	-	-	88,375
Other	-	-	-	-	-	(131)	(131)
At December 31, 2022	$(8,666)	$324,918	$(23,042)	$400,822	$-	$(521,203)	$172,829